Income Taxes (Details) - Schedule of net operating loss carryforwards - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Combined Credit Carryforwards:
Federal	$ 259,521	$ 147,597
State	$ 239,004	$ 151,555